Vessels and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	2011	2012
Cost
Vessels	$876.778	$772.981
Other fixed assets	587	679
Impairment charge	(62.020)	(303.219)
Total cost	815.345	470.441
Accumulated depreciation	(176.813)	(179.234)
Vessels and other fixed assets, net	$638.532	$291.207